Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) [Line Items]
Accrued charitable contributions, current	$ 400
Payments for charitable contributions			$ 200	$ 100
Accrued liabilities			400
Master Agreement [Member]
Related Parties (Details) [Line Items]
Payments for related party consulting services	100	$ 300	900
Stock-based compensation, remaining commitment	$ 40		40
Aggregate fair value			$ 800